Shareholder Report, Average Annual Return (Details) LMF8100_BrandywineGLOBAL - Corporate Credit Fund_Class C_TSR Annual {Class C}	12 Months Ended	53 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	3.48%	3.32%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.47%	3.32%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.35%)
ICE BofA U.S. Corporate & High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & High Yield Index
Average Annual Return, Percent	7.88%	0.67%
Consumer Price Index (CPI) plus 3% annual risk premium [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index (CPI) plus 3% annual risk premium
Average Annual Return, Percent	5.75%	7.07%